Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Banking and Thrift [Abstract]
Checking accounts, .15% and under	$ 1,247,885	$ 894,639
Passbook and statement accounts, .20% and under	404,937	314,634
Insured money market accounts, .01% to .30%	1,888,020	1,737,180
Certificate accounts
Less than 2.00%	4,716,427	4,308,341
2.00% to 2.99%	631,256	841,520
3.00% to 3.99%	175,549	381,324
4.00% to 4.99%	25,335	98,119
5.00% to 5.99%	862	861
Total certificates	5,549,429	5,630,165
Customer accounts	9,090,271	8,576,618
Within 1 year	3,642,142	3,556,701
1 to 2 years	789,037	1,013,450
2 to 3 years	406,960	425,559
Over 3 years	711,290	634,455
Customer Accounts Greater than $250,000	$ 1,336,054	$ 1,036,388